Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	2018	2017
Internet domain names	$58,641	$58,641
Website and data bases	56,050	56,050
Customer and supplier lists	4,500	4,500
Total intangibles	119,191	119,191
Less accumulated amortization	(119,191)	(119,041)
	$—	$150